CALVERT BALANCED PORTFOLIO
CALVERT LARGE CAP CORE PORTFOLIO
CALVERT INTERNATIONAL EQUITY FUND
CALVERT SMALL CAP FUND
CALVERT CONSERVATIVE ALLOCATION FUND
CALVERT MODERATE ALLOCATION FUND
CALVERT AGGRESSIVE ALLOCATION FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Equity Funds Prospectus (Class I)
January 31, 2015
Date of Supplement: November 3, 2015
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Effective immediately, Natalie A. Trunow no longer serves as a portfolio manager for Calvert Balanced Portfolio, Calvert Large Cap Core Portfolio, Calvert International Equity Fund, Calvert Small Cap Fund, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund.
The Prospectus is amended as follows:
All references to Ms. Trunow and related information in the Prospectus are removed.
The first table under “Portfolio Management" in the Fund Summary for Calvert Balanced Portfolio is revised and restated as follows:
Allocation of Assets

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Joshua Linder, CFA	Portfolio Manager	Since January 2014
The table under “Portfolio Management — Equity Investments” in the Fund Summary for Calvert Balanced Portfolio is revised and restated as follows:
Equity Investments

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since November 2015
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Kurt Moeller, CFA	Portfolio Manager	Since November 2015
Jade Huang	Portfolio Manager	Since November 2015

Each table and related text under “Portfolio Management” in the Fund Summary for each of Calvert Large Cap Core Portfolio, Calvert International Equity Fund and Calvert Small Cap Fund are revised and restated as follows:
Investment Advisor. Calvert Investment Management, Inc.
(“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since November 2015
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Kurt Moeller, CFA	Portfolio Manager	Since November 2015
Jade Huang	Portfolio Manager	Since November 2015
Each table and related text under “Portfolio Management” in the Fund Summary for each of Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are revised and restated as follows:
Investment Advisor. Calvert Investment Management, Inc.
(“Calvert” or the “Advisor”)
Management of the Fund's portfolio is the responsibility of the Calvert Asset Allocation Committee.

Portfolio Manager Name	Title	Length of Time Managing Fund
Joshua Linder, CFA	Portfolio Manager	Since January 2014
John P. Nichols, CFA*	Vice President – Equities	Since November 2015
Catherine P. Roy, CFA*	Chief Administrative Officer – Investments	Since November 2015
Vishal Khanduja, CFA*	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
*Effective November 30, 2015
The first table and related text under “Management of Fund Investments — More Information About the Advisor, Subadvisors and Portfolio Managers — Calvert Balanced” are deleted and replaced with the following:
Allocation of Assets
Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja is Vice President and Head of Taxable Fixed Income for Calvert and has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team
(2009 - 2012).
Co-Portfolio Manager (Asset Allocation)
Joshua Linder, CFA	November 2015 – present: Portfolio Manager, Calvert January 2014 – October 2015: Assistant Portfolio Manager, Calvert 2011 – 2013: Equity Analyst, Calvert.	Co-Portfolio Manager (Asset Allocation)

Equity Investments

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
Kurt Moeller, CFA	November 2015 - present: Portfolio Manager, Calvert December 2014 - October 2015: Senior Equity Analyst, Calvert May 2010 - December 2014: Senior Equity Analyst, del Rey Global Investors, LLC	Co-Portfolio Manager (Equity Investments)
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
The disclosure under “Management of Fund Investments — More Information About the Advisor, Subadvisors and Portfolio Managers” for each of Calvert Large Cap Core Portfolio, Calvert International Equity Fund and Calvert Small Cap Fund is revised and restated as follows:
Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager
Kurt Moeller, CFA	November 2015 - present: Portfolio Manager, Calvert December 2014 - October 2015: Senior Equity Analyst, Calvert May 2010 - December 2014: Senior Equity Analyst, del Rey Global Investors, LLC	Co-Portfolio Manager
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager
The disclosure under “Management of Fund Investments — More Information About the Advisor, Subadvisors and Portfolio Managers” for Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund is revised and restated as follows:
Calvert Investment Management, Inc.
See “About Calvert” above.
Management of the Fund's portfolio is the responsibility of the Calvert Asset Allocation Committee.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager, Allocation Committee Member
John P. Nichols, CFA*	Vice President – Equities, primarily working on Calvert's subadvisor oversight process.	Co-Portfolio Manager, Allocation Committee Member
Catherine P. Roy, CFA*	Ms. Roy has served as Chief Administrative Officer –.Investments (since November 2015) and Senior Vice President, Chief Investment Officer – Fixed Income, at Calvert.	Co-Portfolio Manager, Allocation Committee Member
Vishal Khanduja, CFA*
Mr. Khanduja is Vice President and Head of Taxable Fixed Income for Calvert
and has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager, Allocation Committee Member
*Effective November 30, 2015

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